Related parties - Additional information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Information About Key Management Personnel [Line Items]
Short-term employee benefits capitalized	€ 0	€ 0	€ 120,000
Charit Research Organisation GMBH[Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Payments for services supporting research	372,858	608	1,025,795
Key management personnel of entity or parent [member]
Disclosure Of Information About Key Management Personnel [Line Items]
Amount of outstanding payable	1,162,963	1,586,157	398,489
Related party expenses recognized in loss and comprehensive loss paid to external management entities	€ 1,156,715	€ 1,101,280	€ 724,897